Capital Structure - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Aug. 13, 2019	Sep. 20, 2016	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	May 02, 2013
Class of Stock [Line Items]
Additional paid in capital			$ 1,469,700		$ 1,201,700
Aggregate liquidation preferences			775,000		775,000
Preferred stock issuance cost			21,500		21,500
Authorized share capital			$ 745		$ 745
Number of ordinary shares			70,000,000		70,000,000
Ordinary shares, par value			$ 0.01		$ 0.01
Number of preference shares			30,000,000		30,000,000
Preference shares, par value			$ 0.0015144558
Ordinary shares, issued			60,395,839		60,395,839
Preferred Stock, Redemption Amount								$ 275,000
Preference shares liquidation preference, value	$ 250,000
Capital contribution (1)			$ 268,000	[1]	$ 0	$ 0
5.950% Preference Shares (AHL PRC)
Class of Stock [Line Items]
Preference shares, par value			$ 0.0015144558		$ 0.0015144558
Preference shares, issued			11,000,000		11,000,000			11,000,000
Preference shares, rate			5.95%		5.95%
Redemption price per share			$ 25		$ 25			$ 25
5.625% Preference Shares (AHL PRD)
Class of Stock [Line Items]
Preferred stock issuance cost							$ 8,700
Preference shares, par value			$ 0.0015144558		$ 0.0015144558
Preference shares, issued			10,000,000		10,000,000
Preference shares, rate		5.625%	5.625%		5.625%
Redemption price per share		$ 25	$ 25		$ 25
Proceeds or share issuance		$ 241,300
Preference shares liquidation preference, value							$ 250,000
5.625% Preference Shares, rep by Dep Shares (AHL PRE)
Class of Stock [Line Items]
Preferred stock issuance cost	$ 8,400
Preference shares, par value			$ 0.0015144558		$ 0.0015144558
Preference shares, issued	10,000,000		10,000,000		10,000,000
Preference shares, rate	5.625%		5.625%		5.625%
Redemption price per share	$ 25		$ 25		$ 25
Additional paid-in capital | Preference Shares
Class of Stock [Line Items]
Proceeds or share issuance	$ 241,600		$ 0		$ 241,600	$ 0

[1]	The $268.0 million relates to additional capital contribution received from our parent company Highlands Bermuda Holdco, Ltd.